Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2022 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 106.2
Sales transaction exposure	51.5
Sales net exposure	157.7
Cost translation exposure	(51.8)
Cost transaction exposure	(77.9)
Cost net exposure	(129.7)
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	38.2
Sales transaction exposure	1.9
Sales net exposure	40.1
Cost translation exposure	(32.1)
Cost transaction exposure	15.2
Cost net exposure	(16.9)
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	9.7
Sales transaction exposure	0.0
Sales net exposure	9.7
Cost translation exposure	(3.7)
Cost transaction exposure	0.0
Cost net exposure	(3.7)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	10.9
Sales transaction exposure	(0.4)
Sales net exposure	10.5
Cost translation exposure	(6.5)
Cost transaction exposure	0.1
Cost net exposure	(6.4)
CAD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	4.1
Sales transaction exposure	0.0
Sales net exposure	4.1
Cost translation exposure	(1.0)
Cost transaction exposure	0.4
Cost net exposure	(0.6)
TWD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	4.5
Sales transaction exposure	0.0
Sales net exposure	4.5
Cost translation exposure	(1.8)
Cost transaction exposure	0.0
Cost net exposure	(1.8)
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	8.7
Sales transaction exposure	(0.3)
Sales net exposure	8.4
Cost translation exposure	(7.2)
Cost transaction exposure	1.2
Cost net exposure	(6.0)
KRW [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	4.5
Sales transaction exposure	0.0
Sales net exposure	4.5
Cost translation exposure	(2.5)
Cost transaction exposure	0.2
Cost net exposure	kr (2.3)